Cover	Dec. 20, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2023
Entity File Number	001-40916
Entity Registrant Name	Infrared Cameras Holdings, Inc.
Entity Central Index Key	0001863990
Entity Tax Identification Number	86-3962954
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2105 West Cardinal Drive
Entity Address, City or Town	Beaumont
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77705
City Area Code	866
Local Phone Number	861-0788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, $0.0001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	MSAI
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	MSAIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	SportsMap Tech Acquisition Corp.
Entity Address, Address Line Two	5353 West Alabama
Entity Address, Address Line Three	Suite 415
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056